INVENTORIES	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
INVENTORIES

NOTE 4: INVENTORIES

Holdings’ inventory as of December 31, 2022 and March 31, 2022 of $103,324 and $107,026, respectively, consisted of crude oil of approximately 4,135 and 4,935 barrels of unsold crude oil, respectively, using the lower of cost (LIFO) or net realizable value.

White River Holdings Corp [Member]
INVENTORIES

NOTE 3: INVENTORIES

The Company’s inventory as of March 31, 2022 and 2021 of $107,026 and $122,007, respectively, consisted of crude oil of approximately 4,935 and 6,198 barrels of unsold crude oil, respectively, using the lower of cost (LIFO) or net realizable value.